GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 26,131	$ 26,131
Accumulated amortization	22,613	21,375
Intangible assets, net	3,518	4,756
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	16,314	16,314
Accumulated amortization	$ 13,146	12,032
Weighted average amortization period (years)	7 years
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,467	$ 9,343
Weighted average amortization period (years)	5 years 8 months 12 days